Schedule of Comprehensive Income (Loss) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended											142 Months Ended	148 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Jun. 30, 2013
Net loss	$ (22,638,122)	$ (1,680,180)	$ (1,059,182)	$ (2,781,875)	$ (1,878,589)	$ (16,045)	$ (4,172,767)	$ (3,888,629)	$ (4,691,054)	$ (3,248,652)	$ (4,115,927)	$ (2,243,271)	$ (95,279)	$ (54,025)	$ (51,000)	$ (32,516)	$ (49,313)	$ (22,658,478)	$ (25,440,353)
Unrealized (loss) gain on investments, net of tax		(3,301)	1,583	(4,729)	(3,057)		(4,817)	25,787										20,356	15,627
Comprehensive Loss		$ (1,683,481)	$ (1,057,599)	$ (2,786,604)	$ (1,881,646)		$ (4,177,584)	$ (3,862,842)										$ (22,638,122)	$ (25,424,726)